DESCRIPTION OF PLAN - CONTRIBUTIONS (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF PLAN
Maximum employer contribution (in percentage)	4.50%
Discretionary profit-sharing contributions	$ 0
Unallocated employee deferrals	0	$ 0
Unallocated employer match	0	0
Unallocated loan principal payments	$ 0	$ 0
First 3%
DESCRIPTION OF PLAN
Employer matching contribution	100.00%
Employer contribution on participant compensation, percentage	3.00%
Next 3%
DESCRIPTION OF PLAN
Employer matching contribution	50.00%
Employer contribution on participant compensation, percentage	3.00%
Maximum
DESCRIPTION OF PLAN
Employer contribution on participant compensation, percentage	6.00%